FINANCIAL RISK FACTORS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
FINANCIAL RISK FACTORS
Transfers into Level 3 of fair value hierarchy, assets	$ 0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	$ 0